COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2026
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 7 - COMMITMENTS AND CONTINGENCIES

Royalty commitments

The Company is committed to paying royalties as percentage of revenue or as a percentage of purchase to certain OEM as part of the Company’s licenses agreements. Royalties expense was $1,899 and $1,090 for the three months ended June 30, 2026 and 2025, respectively. Royalties expense was $3,209 and $2,462 for the six months ended June 30, 2026 and 2025, respectively.

Litigation

On July 12, 2022, TAT filed a suit against TAT Industries Ltd. in the District Court of Tel Aviv. TAT had leased the Gedera facility from TAT Industries Ltd. until the termination of the lease agreement in 2022. TAT asserts that TAT Industries Ltd. has unlawfully forfeited a bank guarantee that was granted for the benefit TAT Industries Ltd. in connection with the lease in Gedera in the amount of $750 thousands. On December 28, 2022, TAT Industries Ltd. filed a counterclaim against TAT asserting damages caused by TAT in connection with the lease in Gedera. The evidentiary hearings concluded on June 29, 2025, and the parties completed their closing arguments by November 23, 2025. TAT intends to vigorously defend the counterclaim by TAT Industries Ltd. and TAT estimates that is not probable that TAT Industries Ltd.’s claim against TAT will be approved.